Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current tax expense (recovery)
Current tax expense (recovery) for the year	$ 237	$ 289	$ 81
Total current tax expense (recovery)	237	289	81
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(3,202)	(3,140)	(395)
Total deferred tax expense (recovery)	(3,202)	(3,140)	(395)
Income tax expense (recovery)	$ (2,965)	$ (2,851)	$ (314)